Label	Element	Value
T. Rowe Price Retirement Income 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus dated May 1, 2021, as supplemented

Effective October 1, 2021, the T. Rowe Price U.S. Equity Research Fund will be added as a new underlying fund in which the fund may invest.

In the summary prospectus and section 1 of the prospectus, the table showing the fund’s neutral allocations is supplemented as follows:

Investments in the “U.S. Large-Cap Stocks” sector may be made through the Equity Index 500, Growth Stock, U.S. Equity Research, U.S. Large-Cap Core, and/or Value Funds. The addition of the U.S. Equity Research Fund does not change the overall neutral allocation assigned to U.S. large-cap stocks.